Reinsurance and Retrocessional Reinsurance - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ceded Credit Risk [Line Items]
Reinsurance recoverable on reserves for losses and loss adjustment expenses	$ 1,195.6	$ 1,255.6	$ 1,108.6	$ 976.1
Reinsurance recoverable for paid claims and claims adjustments	438.7	278.4
Reinsurance recoverables on paid losses, allowance	0.3	0.2
Reinsurance recoverables on unpaid losses, allowance	$ 0.9	$ 0.8
Reinsurance Recoverable Including Reinsurance Premium Paid | Reinsurer Concentration Risk | A- or higher
Ceded Credit Risk [Line Items]
Concentration risk percentage	87.10%	89.40%
Reinsurance Recoverable Including Reinsurance Premium Paid | Reinsurer Concentration Risk | Collateralized
Ceded Credit Risk [Line Items]
Concentration risk percentage	7.70%	8.80%
Reinsurance Recoverable Including Reinsurance Premium Paid | Reinsurer Concentration Risk | Lower than A-
Ceded Credit Risk [Line Items]
Concentration risk percentage	5.20%	1.80%